Note 12 – Income Tax Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Note 12 - Income taxes - U.S. and Foreign Components of Income Loss

	For the Years Ended
	December 31, 2024	December 31, 2023
U.S	$(8,490,960)	$(7,673,207)
Foreign	(111,765)	—
Total	$(8,602,725)	$(7,673,207)

Note 12 - Income Taxes - Provision for Income Taxes

	2024	2023
Current
Federal	$—	$—
State - incl franchise taxes	—	—
Foreign	56,055	—
	$56,055	$—
Deferred
Federal	$—	$—
State - incl franchise taxes	—	—
Foreign	—	—
	$—	$—

Note 12 - Income taxes - Difference in Income Tax Benefiit Computed at US Tax Rate

	For the Years Ended
	December 31
	2024	2023
Income tax recovery at statutory rates (at a rate of 21% for all years presented)	$(1,903,717)	$(1,611,374)
State income taxes, net of federal benefit	(439,486)	—
Expenses not deducted for tax purposes	106,405	21,019
Prior year true up	(530,368)	—
Foreign tax expenses	56,055	—
Change in Valuation Allowance	2,767,166	1,590,355
Income Tax Expense Benefit	$56,055	$—

Note 12 - Income taxes - Tax Effects of Temporary Differences

	December 31
Deferred tax assets	2024	2023
Net operating loss carryforwards	$5,613,438	$2,884,919
Deferred commissions	25,199	—
Amortization of intangible assets	27,596	—
Charitable contributions	1,081	2,331
Operating lease liability	91,381	—
Total deferred tax assets	5,758,695	2,887,250
Valuation allowance	(5,666,084)	(2,898,918)
Net deferred tax assets	$92,611	$(11,667)
Deferred tax liabilities
Right-of-use asset	(92,064)	—
Depreciation	(547)	11,667
Total deferred tax liabilities	$(92,611)	$—

Net deferred tax liabilities	$—	$—